ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Grayd
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:
Cash paid for acquisition	$165,954
Agnico-Eagle shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:
Mining properties	$282,000
Goodwill	29,215
Cash and cash equivalents	2,907
Trade receivables	469
Other current assets	1,700
Equipment	56
Accounts payable and accrued liabilities	(9,767)
Deferred tax liability	(72,229)
Non-controlling interest	(12,251)

Net assets acquired	$222,100

Pro forma results of operations

	2011	2010
	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708
Pro forma net income (loss) per share — basic	$(3.42)	$1.98

Meliadine Mine Project
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

Pro forma results of operations

	2010	2009
	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371
Pro forma net income per share — basic	$2.04	$0.55